PENSIONS - Narrative (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) defined_benefit_plan	Dec. 31, 2024 USD ($) defined_benefit_plan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2024 defined_benefit_plan
Pensions:
Defined contribution scheme, charge to net income		$ 1,500	$ 1,600	$ 1,700
Number of defined benefit schemes | defined_benefit_plan	2	2
Number of defined benefit schemes with buy-in insurance agreement | defined_benefit_plan					1
Other comprehensive income, defined benefit plan, before reclassification adjustment, after tax	$ 1,900
Defined benefit plan, net periodic benefit cost (credit) excluding service cost, statement of income or comprehensive income [Extensible Enumeration]		General and Administrative Expense, Vessel Operating Expenses
Net periodic benefit cost		$ 2,413	1,535	1,682
Expected amortization loss	1,300	$ 1,300	$ 300
Defined benefit plan, amortization period		3 years	15 years
Accumulated benefit obligation	31,600	$ 31,600	$ 33,200
Accumulated other comprehensive income (loss), gain (loss), before tax	$ 4,300	4,300	4,500
Other comprehensive income, tax on actuarial loss		9	400	$ 300
Employer contributions		2,290	2,175
General and administrative expense
Pensions:
Net periodic benefit cost		1,200	200
Administrative expense and vessel operating expense
Pensions:
Net periodic benefit cost		$ 1,200	$ 1,400